SUPPLEMENT TO THE FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS A, CLASS T AND CLASS B MAY 31, 1997 SEMIANNUAL REPORT
The following information replaces similar information found in "Performance: The Bottom Line" on pages 8 and 9.
FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS B
THE FOLLOWING INFORMATION REPLACES THE FIRST QUESTION
AND ANSWER FOUND IN "FUND TALK: THE MANAGER'S
OVERVIEW" ON PAGE 10.

Q. HOW DID THE FUND PERFORM,
JENNIFER?
A. THE PERFORMANCE WAS SOMEWHAT
DISAPPOINTING. FOR THE SIX-MONTH PERIOD
THAT ENDED MAY 31, 1997, THE FUND'S CLASS
A, CLASS T AND CLASS B SHARES HAD RETURNS
OF 6.43%, 6.53% AND 6.18%, RESPECTIVELY.
FOR THE SAME PERIOD, THE GROWTH FUNDS
AVERAGE, AS TRACKED BY LIPPER ANALYTICAL
SERVICES, AND THE STANDARD & POOR'S 500
INDEX RETURNED 8.36% AND 13.15%,
RESPECTIVELY. FOR THE 12 MONTHS THAT ENDED
MAY 31, 1997, THE FUND'S CLASS A, T AND B
SHARES RETURNED 14.73%, 14.86% AND
14.49%, RESPECTIVELY. THE PEER GROUP AND
INDEX HAD 12-MONTH RETURNS OF 17.72%
AND 29.42%, RESPECTIVELY.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                     MONTHS   YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS B      6.18%    14.49%   131.31%   461.99%

ADVISOR EQUITY GROWTH - CLASS B      1.18%    9.49%    129.31%   461.99%
 (INCL. CONTINGENT DEFERRED SALES
CHARGE)

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                   PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS B              14.49%   18.26%   18.84%

ADVISOR EQUITY GROWTH - CLASS B              9.49%    18.06%   18.84%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

$10,000 OVER 10 YEARS

Fidelity Adv Equity Growth - CL B Standard & Poor's 500 Index
$56,119
$39,484
$
'97
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class B on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have been $56,119 - a 461.99% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY GROWTH
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4     HOW THE FUND HAS DONE OVER TIME.

FUND TALK              10    THE MANAGER'S REVIEW OF FUND
                             PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     13    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                             INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            14    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                             WITH THEIR MARKET VALUE.

FINANCIAL STATEMENTS   24    STATEMENTS OF ASSETS AND LIABILITIES,
                             OPERATIONS, AND CHANGES IN NET ASSETS,
                             AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  32    NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY GROWTH - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 6   PAST 1   PAST 5    PAST 10
                                    MONTHS   YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS A     6.43%    14.73%   131.81%   463.19%

ADVISOR EQUITY GROWTH - CLASS A     0.85%    8.71%    119.64%   433.62%
 (INCL. MAX. 5.25% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)       13.15%   29.42%   132.50%   294.84%

GROWTH FUNDS AVERAGE                8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS A     14.73%   18.31%   18.87%

ADVISOR EQUITY GROWTH - CLASS A     8.71%    17.04%   18.23%
 (INCL. MAX. 5.25% SALES CHARGE)

S&P 500                             29.42%   18.38%   14.70%

GROWTH FUNDS AVERAGE                17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970531 19970627 155738 S00000000000001
             FA Equity Growth -CL A      S&P 500
             00245                       SP001
  1987/05/31       9475.00                    10000.00
  1987/06/30       9656.54                    10505.00
  1987/07/31      10096.43                    11037.60
  1987/08/31      10703.89                    11449.31
  1987/09/30      10522.35                    11198.57
  1987/10/31       7750.37                     8786.40
  1987/11/30       6926.46                     8062.40
  1987/12/31       8135.88                     8675.94
  1988/01/31       8113.45                     9041.20
  1988/02/29       8599.51                     9462.52
  1988/03/31       8726.63                     9170.13
  1988/04/30       8629.42                     9271.92
  1988/05/31       8569.60                     9352.58
  1988/06/30       9332.34                     9781.87
  1988/07/31       9145.39                     9744.70
  1988/08/31       8741.59                     9413.38
  1988/09/30       9227.65                     9814.39
  1988/10/31       9130.43                    10087.23
  1988/11/30       8988.36                     9942.98
  1988/12/31       9402.68                    10116.98
  1989/01/31      10143.59                    10857.54
  1989/02/28      10151.23                    10587.19
  1989/03/31      10487.32                    10833.87
  1989/04/30      11182.40                    11396.15
  1989/05/31      12144.82                    11857.70
  1989/06/30      11694.16                    11790.11
  1989/07/31      12496.17                    12854.75
  1989/08/31      12985.02                    13106.71
  1989/09/30      13344.02                    13052.97
  1989/10/31      13175.98                    12750.14
  1989/11/30      13229.45                    13010.24
  1989/12/31      13618.98                    13322.49
  1990/01/31      12368.97                    12428.55
  1990/02/28      12867.22                    12588.88
  1990/03/31      13618.98                    12922.48
  1990/04/30      13348.00                    12599.42
  1990/05/31      15244.86                    13827.86
  1990/06/30      15375.98                    13733.84
  1990/07/31      14938.92                    13689.89
  1990/08/31      13033.31                    12452.32
  1990/09/30      11958.13                    11845.89
  1990/10/31      12106.73                    11794.96
  1990/11/30      13592.75                    12556.91
  1990/12/31      14563.04                    12907.25
  1991/01/31      16678.44                    13470.00
  1991/02/28      18181.95                    14433.11
  1991/03/31      19965.17                    14782.39
  1991/04/30      19895.24                    14817.87
  1991/05/31      20935.46                    15458.00
  1991/06/30      19195.94                    14750.02
  1991/07/31      20751.89                    15437.37
  1991/08/31      21870.78                    15803.24
  1991/09/30      21923.23                    15539.33
  1991/10/31      21984.42                    15747.55
  1991/11/30      21223.92                    15112.93
  1991/12/31      23986.44                    16841.85
  1992/01/31      24658.09                    16528.59
  1992/02/29      24784.84                    16743.46
  1992/03/31      23614.82                    16416.96
  1992/04/30      23127.31                    16899.62
  1992/05/31      23020.06                    16982.43
  1992/06/30      22259.55                    16729.39
  1992/07/31      23039.56                    17413.62
  1992/08/31      22483.81                    17056.64
  1992/09/30      22903.06                    17257.91
  1992/10/31      24102.33                    17318.31
  1992/11/30      25672.10                    17908.87
  1992/12/31      26359.24                    18129.15
  1993/01/31      27097.28                    18281.43
  1993/02/28      26389.70                    18530.06
  1993/03/31      27216.87                    18921.04
  1993/04/30      26758.44                    18463.15
  1993/05/31      28303.15                    18957.97
  1993/06/30      28412.78                    19012.95
  1993/07/31      27924.45                    18936.89
  1993/08/31      28940.97                    19654.60
  1993/09/30      29788.07                    19503.26
  1993/10/31      30146.85                    19906.98
  1993/11/30      29399.40                    19717.86
  1993/12/31      30274.66                    19956.45
  1994/01/31      31331.20                    20634.97
  1994/02/28      31069.41                    20075.76
  1994/03/31      29802.34                    19200.46
  1994/04/30      30116.49                    19446.22
  1994/05/31      29928.00                    19765.14
  1994/06/30      28619.04                    19280.90
  1994/07/31      29226.39                    19913.31
  1994/08/31      30545.82                    20729.75
  1994/09/30      29917.52                    20221.88
  1994/10/31      30891.39                    20676.87
  1994/11/30      29865.17                    19923.82
  1994/12/31      30006.64                    20219.29
  1995/01/31      29742.12                    20743.57
  1995/02/28      30884.83                    21551.95
  1995/03/31      32048.70                    22187.95
  1995/04/30      33434.76                    22841.38
  1995/05/31      34588.04                    23754.35
  1995/06/30      37222.62                    24306.17
  1995/07/31      39994.74                    25112.16
  1995/08/31      40407.39                    25175.19
  1995/09/30      41539.51                    26237.58
  1995/10/31      41327.90                    26143.91
  1995/11/30      42142.61                    27291.63
  1995/12/31      41750.99                    27817.27
  1996/01/31      42728.21                    28764.17
  1996/02/29      43679.47                    29030.81
  1996/03/31      43981.63                    29310.38
  1996/04/30      45291.01                    29742.41
  1996/05/31      46510.85                    30509.47
  1996/06/30      45917.72                    30625.71
  1996/07/31      43131.10                    29272.67
  1996/08/31      44138.31                    29890.03
  1996/09/30      47103.99                    31572.24
  1996/10/31      47327.82                    32443.00
  1996/11/30      50136.82                    34895.37
  1996/12/31      48519.93                    34204.09
  1997/01/31      51422.98                    36341.16
  1997/02/28      50238.44                    36626.08
  1997/03/31      47439.67                    35121.11
  1997/04/30      49843.59                    37217.84
  1997/05/30      53362.37                    39483.67
IMATRL PRASUN   SHR__CHT 19970531 19970627 155740 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class A on May 31, 1987, and the current maximum 5.25% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $53,362 - a 433.62% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to
January 1, 1996) that is reflected in returns after September 10,
1992. Returns prior to that date are those of the Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 6   PAST 1   PAST 5    PAST 10
                                    MONTHS   YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS T     6.53%    14.86%   132.07%   463.83%

ADVISOR EQUITY GROWTH - CLASS T     2.80%    10.84%   123.95%   444.10%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)       13.15%   29.42%   132.50%   294.84%

GROWTH FUNDS AVERAGE                8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS T     14.86%   18.34%   18.88%

ADVISOR EQUITY GROWTH - CLASS T     10.84%   17.50%   18.46%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                             29.42%   18.38%   14.70%

GROWTH FUNDS AVERAGE                17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970531 19970623 094912 S00000000000001
             FA Equity Growth -CL T      S&P 500
             00286                       SP001
  1987/05/31       9650.00                    10000.00
  1987/06/30       9834.89                    10505.00
  1987/07/31      10282.90                    11037.60
  1987/08/31      10901.58                    11449.31
  1987/09/30      10716.69                    11198.57
  1987/10/31       7893.52                     8786.40
  1987/11/30       7054.38                     8062.40
  1987/12/31       8286.15                     8675.94
  1988/01/31       8263.30                     9041.20
  1988/02/29       8758.34                     9462.52
  1988/03/31       8887.81                     9170.13
  1988/04/30       8788.80                     9271.92
  1988/05/31       8727.87                     9352.58
  1988/06/30       9504.70                     9781.87
  1988/07/31       9314.30                     9744.70
  1988/08/31       8903.04                     9413.38
  1988/09/30       9398.08                     9814.39
  1988/10/31       9299.07                    10087.23
  1988/11/30       9154.37                     9942.98
  1988/12/31       9576.35                    10116.98
  1989/01/31      10330.94                    10857.54
  1989/02/28      10338.72                    10587.19
  1989/03/31      10681.01                    10833.87
  1989/04/30      11388.93                    11396.15
  1989/05/31      12369.13                    11857.70
  1989/06/30      11910.15                    11790.11
  1989/07/31      12726.97                    12854.75
  1989/08/31      13224.85                    13106.71
  1989/09/30      13590.48                    13052.97
  1989/10/31      13419.33                    12750.14
  1989/11/30      13473.79                    13010.24
  1989/12/31      13870.51                    13322.49
  1990/01/31      12597.42                    12428.55
  1990/02/28      13104.88                    12588.88
  1990/03/31      13870.51                    12922.48
  1990/04/30      13594.53                    12599.42
  1990/05/31      15526.43                    13827.86
  1990/06/30      15659.97                    13733.84
  1990/07/31      15214.83                    13689.89
  1990/08/31      13274.03                    12452.32
  1990/09/30      12178.99                    11845.89
  1990/10/31      12330.34                    11794.96
  1990/11/30      13843.81                    12556.91
  1990/12/31      14832.01                    12907.25
  1991/01/31      16986.48                    13470.00
  1991/02/28      18517.76                    14433.11
  1991/03/31      20333.92                    14782.39
  1991/04/30      20262.70                    14817.87
  1991/05/31      21322.13                    15458.00
  1991/06/30      19550.48                    14750.02
  1991/07/31      21135.17                    15437.37
  1991/08/31      22274.73                    15803.24
  1991/09/30      22328.14                    15539.33
  1991/10/31      22390.46                    15747.55
  1991/11/30      21615.92                    15112.93
  1991/12/31      24429.46                    16841.85
  1992/01/31      25113.51                    16528.59
  1992/02/29      25242.60                    16743.46
  1992/03/31      24050.98                    16416.96
  1992/04/30      23554.47                    16899.62
  1992/05/31      23445.24                    16982.43
  1992/06/30      22670.68                    16729.39
  1992/07/31      23465.10                    17413.62
  1992/08/31      22899.07                    17056.64
  1992/09/30      23326.07                    17257.91
  1992/10/31      24547.49                    17318.31
  1992/11/30      26146.25                    17908.87
  1992/12/31      26846.08                    18129.15
  1993/01/31      27597.76                    18281.43
  1993/02/28      26877.11                    18530.06
  1993/03/31      27719.56                    18921.04
  1993/04/30      27252.66                    18463.15
  1993/05/31      28825.90                    18957.97
  1993/06/30      28937.55                    19012.95
  1993/07/31      28440.20                    18936.89
  1993/08/31      29475.50                    19654.60
  1993/09/30      30338.25                    19503.26
  1993/10/31      30703.65                    19906.98
  1993/11/30      29942.40                    19717.86
  1993/12/31      30833.82                    19956.45
  1994/01/31      31909.87                    20634.97
  1994/02/28      31643.25                    20075.76
  1994/03/31      30352.78                    19200.46
  1994/04/30      30672.73                    19446.22
  1994/05/31      30480.76                    19765.14
  1994/06/30      29147.62                    19280.90
  1994/07/31      29766.20                    19913.31
  1994/08/31      31109.99                    20729.75
  1994/09/30      30470.09                    20221.88
  1994/10/31      31461.94                    20676.87
  1994/11/30      30416.77                    19923.82
  1994/12/31      30560.85                    20219.29
  1995/01/31      30291.45                    20743.57
  1995/02/28      31455.26                    21551.95
  1995/03/31      32640.62                    22187.95
  1995/04/30      34052.29                    22841.38
  1995/05/31      35226.87                    23754.35
  1995/06/30      37910.11                    24306.17
  1995/07/31      40733.43                    25112.16
  1995/08/31      41153.70                    25175.19
  1995/09/30      42306.73                    26237.58
  1995/10/31      42091.21                    26143.91
  1995/11/30      42920.97                    27291.63
  1995/12/31      42522.12                    27817.27
  1996/01/31      43517.39                    28764.17
  1996/02/29      44486.21                    29030.81
  1996/03/31      44793.96                    29310.38
  1996/04/30      46127.52                    29742.41
  1996/05/31      47369.89                    30509.47
  1996/06/30      46765.80                    30625.71
  1996/07/31      43927.71                    29272.67
  1996/08/31      44953.53                    29890.03
  1996/09/30      47973.98                    31572.24
  1996/10/31      48213.34                    32443.00
  1996/11/30      51074.23                    34895.37
  1996/12/31      49429.23                    34204.09
  1997/01/31      52396.14                    36341.16
  1997/02/28      51195.15                    36626.08
  1997/03/31      48345.74                    35121.11
  1997/04/30      50806.59                    37217.84
  1997/05/30      54409.56                    39483.67
IMATRL PRASUN   SHR__CHT 19970531 19970623 094915 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class T on May 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $54,410 - a 444.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1/
shareholder service fee that is reflected in returns after December
31, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Class B's contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                     MONTHS   YEAR     YEARS     YEARS

ADVISOR EQUITY GROWTH - CLASS B      5.68%    13.94%   130.21%   459.32%

ADVISOR EQUITY GROWTH - CLASS B      0.68%    8.94%    128.21%   459.32%
 (INCL. CONTINGENT DEFERRED SALES
CHARGE)

S&P 500(REGISTERED TRADEMARK)        13.15%   29.42%   132.50%   294.84%

GROWTH FUNDS AVERAGE                 8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                   PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY GROWTH - CLASS B              13.94%   18.15%   18.79%

ADVISOR EQUITY GROWTH - CLASS B              8.94%    17.94%   18.79%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      29.42%   18.38%   14.70%

GROWTH FUNDS AVERAGE                         17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970531 19970627 155510 S00000000000001
             FA Equity Growth -CL B      S&P 500
             00242                       SP001
  1987/05/31      10000.00                    10000.00
  1987/06/30      10191.60                    10505.00
  1987/07/31      10655.86                    11037.60
  1987/08/31      11296.98                    11449.31
  1987/09/30      11105.38                    11198.57
  1987/10/31       8179.81                     8786.40
  1987/11/30       7310.24                     8062.40
  1987/12/31       8586.68                     8675.94
  1988/01/31       8563.01                     9041.20
  1988/02/29       9076.00                     9462.52
  1988/03/31       9210.16                     9170.13
  1988/04/30       9107.57                     9271.92
  1988/05/31       9044.43                     9352.58
  1988/06/30       9849.43                     9781.87
  1988/07/31       9652.13                     9744.70
  1988/08/31       9225.95                     9413.38
  1988/09/30       9738.94                     9814.39
  1988/10/31       9636.34                    10087.23
  1988/11/30       9486.39                     9942.98
  1988/12/31       9923.68                    10116.98
  1989/01/31      10705.64                    10857.54
  1989/02/28      10713.70                    10587.19
  1989/03/31      11068.41                    10833.87
  1989/04/30      11802.00                    11396.15
  1989/05/31      12817.75                    11857.70
  1989/06/30      12342.12                    11790.11
  1989/07/31      13188.57                    12854.75
  1989/08/31      13704.51                    13106.71
  1989/09/30      14083.40                    13052.97
  1989/10/31      13906.05                    12750.14
  1989/11/30      13962.48                    13010.24
  1989/12/31      14373.59                    13322.49
  1990/01/31      13054.32                    12428.55
  1990/02/28      13580.18                    12588.88
  1990/03/31      14373.59                    12922.48
  1990/04/30      14087.59                    12599.42
  1990/05/31      16089.56                    13827.86
  1990/06/30      16227.95                    13733.84
  1990/07/31      15766.67                    13689.89
  1990/08/31      13755.47                    12452.32
  1990/09/30      12620.71                    11845.89
  1990/10/31      12777.55                    11794.96
  1990/11/30      14345.91                    12556.91
  1990/12/31      15369.96                    12907.25
  1991/01/31      17602.57                    13470.00
  1991/02/28      19189.39                    14433.11
  1991/03/31      21071.42                    14782.39
  1991/04/30      20997.62                    14817.87
  1991/05/31      22095.47                    15458.00
  1991/06/30      20259.57                    14750.02
  1991/07/31      21901.73                    15437.37
  1991/08/31      23082.62                    15803.24
  1991/09/30      23137.97                    15539.33
  1991/10/31      23202.55                    15747.55
  1991/11/30      22399.92                    15112.93
  1991/12/31      25315.50                    16841.85
  1992/01/31      26024.36                    16528.59
  1992/02/29      26158.14                    16743.46
  1992/03/31      24923.29                    16416.96
  1992/04/30      24408.78                    16899.62
  1992/05/31      24295.58                    16982.43
  1992/06/30      23492.93                    16729.39
  1992/07/31      24316.16                    17413.62
  1992/08/31      23729.61                    17056.64
  1992/09/30      24172.10                    17257.91
  1992/10/31      25437.81                    17318.31
  1992/11/30      27094.56                    17908.87
  1992/12/31      27819.78                    18129.15
  1993/01/31      28598.71                    18281.43
  1993/02/28      27851.93                    18530.06
  1993/03/31      28724.93                    18921.04
  1993/04/30      28241.10                    18463.15
  1993/05/31      29871.40                    18957.97
  1993/06/30      29987.10                    19012.95
  1993/07/31      29471.71                    18936.89
  1993/08/31      30544.56                    19654.60
  1993/09/30      31438.60                    19503.26
  1993/10/31      31817.25                    19906.98
  1993/11/30      31028.39                    19717.86
  1993/12/31      31952.15                    19956.45
  1994/01/31      33067.23                    20634.97
  1994/02/28      32790.93                    20075.76
  1994/03/31      31453.65                    19200.46
  1994/04/30      31785.21                    19446.22
  1994/05/31      31586.28                    19765.14
  1994/06/30      30204.79                    19280.90
  1994/07/31      30845.80                    19913.31
  1994/08/31      32238.34                    20729.75
  1994/09/30      31575.22                    20221.88
  1994/10/31      32603.05                    20676.87
  1994/11/30      31519.96                    19923.82
  1994/12/31      31669.27                    20219.29
  1995/01/31      31390.10                    20743.57
  1995/02/28      32596.12                    21551.95
  1995/03/31      33824.48                    22187.95
  1995/04/30      35287.34                    22841.38
  1995/05/31      36504.53                    23754.35
  1995/06/30      39285.09                    24306.17
  1995/07/31      42210.81                    25112.16
  1995/08/31      42646.32                    25175.19
  1995/09/30      43841.17                    26237.58
  1995/10/31      43617.84                    26143.91
  1995/11/30      44477.69                    27291.63
  1995/12/31      44064.37                    27817.27
  1996/01/31      45095.74                    28764.17
  1996/02/29      46099.70                    29030.81
  1996/03/31      46418.61                    29310.38
  1996/04/30      47800.54                    29742.41
  1996/05/31      49087.97                    30509.47
  1996/06/30      48461.97                    30625.71
  1996/07/31      45520.94                    29272.67
  1996/08/31      46583.97                    29890.03
  1996/09/30      49713.97                    31572.24
  1996/10/31      49962.01                    32443.00
  1996/11/30      52926.66                    34895.37
  1996/12/31      50978.14                    34204.09
  1997/01/31      54003.86                    36341.16
  1997/02/28      52722.71                    36626.08
  1997/03/31      49757.74                    35121.11
  1997/04/30      52271.25                    37217.84
  1997/05/30      55931.70                    39483.67
IMATRL PRASUN   SHR__CHT 19970531 19970627 155513 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class B on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have been $55,932 - a 459.32% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The performance was disappointing. For the six-month period that ended May 31, 1997, the fund's Class A, Class T and Class B shares had returns of 6.43%, 6.53% and 5.68%, respectively. For the same period, the growth funds average, as tracked by Lipper Analytical Services, and the Standard & Poor's 500 Index returned 8.36% and 13.15%, respectively. For the 12 months that ended May 31, 1997, the fund's Class A, T and B shares returned 14.73%, 14.86% and 13.94%, respectively. The peer group and index had 12-month returns of 17.72% and 29.42%, respectively.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX
MONTHS?
A. A distinct lack of market breadth during the period affected the performance of many diversified stock funds, as much of the market's gain throughout the period was concentrated among a select group of household-name, large-cap stocks. Many of these "big-cap" stocks comprised the top tier of the S&P 500. The fund participated in this rally to some extent - I increased the fund's weightings in the market's 50 largest stocks to 35% of total investments - but I wasn't overweighted in enough of these stocks to fully benefit. Additionally, a technology stock correction in early 1997 and a relatively high cash position had a negative impact on fund performance.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND IN JANUARY?
A. I've reduced the number of individual positions within the portfolio. Rather than having an abundance of smaller positions, none of which are particularly meaningful to the fund's performance, I've concentrated on the stocks in which I'm most confident. A by-product of this strategy is that the concentration among the fund's top stocks has increased. At the beginning of the period, the fund's top ten positions comprised around 19% of the fund's investments; at the end of the period, that percentage had jumped to approximately 24%. I also raised the fund's average market capitalization weighting. At the beginning of the period, the average market cap weighting - or the average company value - was around $14 billion. This figure rose to approximately $20 billion by period's end, but still was well below the S&P 500's average market cap weighting of $29 billion. Lastly, while the fund's cash position detracted somewhat from performance, I did cut the cash position by more than half - from 10% to under 5%.
Q. THE FUND'S TECHNOLOGY STOCK EXPOSURE DROPPED FROM APPROXIMATELY 27% TO AROUND 21%. WHAT HAPPENED?
A. As I mentioned, we witnessed a significant technology correction in early 1997. This correction resulted in the depreciation of many of the fund's technology holdings and, when the stocks went down, the fund's technology weighting consequently dipped. We saw a strong rebound following the correction, followed by announcements from several key technology companies that earnings would not be as strong as expected. In the face of these warning signs, I felt uncomfortable bringing my technology exposure back up. At around 21%, however, technology is still the fund's largest single sector exposure and, in my mind, still remains a fertile area for finding above-average, long-term growth opportunities.
Q. WHICH STOCKS PERFORMED WELL? WERE THERE ANY DISAPPOINTMENTS?
A. Health care stocks did very well, with some of the larger pharmaceutical companies leading the charge. The fund owned large-cap health care names such as Bristol-Myers Squibb and Schering-Plough, both of which performed well. Other stocks that contributed positively included WorldCom, a telecommunications services company, CompUSA and Philip Morris. Retail stocks, on the other hand, turned in a subpar performance as the fund's positions in PETsMART, Viking Office Products and Just for Feet had negative effects on performance.
Q. PHILIP MORRIS WAS THE FUND'S LARGEST INDIVIDUAL POSITION AT THE END OF THE PERIOD. HOW MIGHT THE ONGOING TOBACCO LITIGATION AFFECT THIS STOCK?
A. I think a settlement to the litigation would benefit everyone involved. Cigarette prices likely would rise in the event of a settlement, as tobacco companies would use higher prices to fund their liabilities. From a public health perspective, a price increase would almost certainly reduce the number of smokers. So that's positive. From a shareholder perspective, Philip Morris' earnings may be affected by lower sales volumes, but any decline may be offset by the potential for the stock's price-to-earnings ratio to rise. This is because the current valuation of the stock is being penalized due to the ongoing litigation risks. As a final note, I'd add that any settlement will require an act of Congress to make it law. So while a resolution appears to make sense for all parties, an agreement may still get bogged down in the political arena.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past year or so, stocks in general have benefited from favorable investment conditions. Economic growth has remained strong, and we've seen no signs of inflation and, consequently, low interest rate levels. I don't know how long this backdrop can continue, but I'm optimistic about the outlook for growth stocks. High interest rates, even more so than weak earnings, have a negative influence on growth stocks. I think higher rates, as a result of an acceleration in the economy and higher inflation, are unlikely given the Federal Reserve Board's recent action to reign in the economy before it overheats.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JENNIFER UHRIG BRINGS HER
INVESTMENT STYLE TO ADVISOR
EQUITY GROWTH:
"When a new manager takes over
a fund, as I did with this fund in
January, some things inevitably
change. Shareholders may notice
changes to the fund's top positions,
for example. But I want to
emphasize that I'll continue to run
the fund as it's always been run
- as a relatively aggressive growth
fund. That being said,
shareholders may notice slight
changes from time to time. For
example, the fund has more of a
large-cap, quality growth flavor to
it now than it did five years ago.
This is due mostly to the increase in
fund assets during that time,
which has necessitated increasing
the fund's exposure to large-caps
for liquidity purposes.
"But the essence of the fund will
remain the same - that of
searching for above-average
growth stories. In doing so, the
higher growth sectors of the
economy - namely, technology,
health care and retail - will
continue to occupy substantial
weightings within the fund's
portfolio."
FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE: November 22, 1983
SIZE: as of May 31, 1997,
more than $4.9 billion
MANAGER: Jennifer Uhrig,
since January 1997; manager,
Fidelity Advisor Mid Cap Fund,
1996 - January 1997; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                INVESTMENTS   IN THESE STOCKS
                                              6 MONTHS AGO

PHILIP MORRIS COMPANIES, INC.   4.5           0.9

MICROSOFT CORP.                 3.4           1.4

MERCK & CO., INC.               2.7           1.1

BOEING CO.                      2.3           0.4

WAL-MART STORES, INC.           2.1           1.1

BRISTOL-MYERS SQUIBB CO.        2.1           0.8

PEPSICO, INC.                   1.8           0.5

JOHNSON & JOHNSON               1.8           0.8

WORLDCOM, INC.                  1.8           0.2

DISNEY (WALT) CO.               1.7           0.2

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S   % OF FUND'S INVESTMENTS
                     INVESTMENTS   IN THESE MARKET SECTORS
                                   6 MONTHS AGO

TECHNOLOGY           20.5          26.7

HEALTH               16.5          10.4

FINANCE              9.1           8.8

NONDURABLES          8.5           3.3

RETAIL & WHOLESALE   8.5           9.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
ROW: 1, COL: 1, VALUE: 4.4
ROW: 1, COL: 2, VALUE: 95.59999999999999
ROW: 1, COL: 1, VALUE: 10.0
ROW: 1, COL: 2, VALUE: 90.0
STOCKS 95.6%
SHORT-TERM
INVESTMENTS 4.4%
FOREIGN
INVESTMENTS 5.3%
STOCKS 90.0%
SHORT-TERM
INVESTMENTS 10.0%
FOREIGN
INVESTMENTS 3.6%
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.8%
AEROSPACE & DEFENSE - 3.4%
Boeing Co.   1,056,540 $ 111,201
Gulfstream Aerospace Corp. (a)  392,300  11,523
Lockheed Martin Corp.   241,100  22,573
United Technologies Corp.   227,400  18,277
Wyman-Gordon Co. (a)  51,100  1,163
  164,737
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   464,900  22,199
TOTAL AEROSPACE & DEFENSE   186,936
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   122,200  9,501
Cytec Industries, Inc. (a)  347,400  13,592
Monsanto Co.   667,300  29,361
Praxair, Inc.   146,700  7,720
  60,174
IRON & STEEL - 0.7%
Inland Steel Industries, Inc.   428,200  10,544
Nucor Corp.   431,200  25,441
  35,985
PACKAGING & CONTAINERS - 0.9%
Corning, Inc.   370,700  18,674
Owens-Illinois, Inc. (a)  786,200  24,274
  42,948
PAPER & FOREST PRODUCTS - 1.4%
Bowater, Inc.   129,900  6,414
Georgia-Pacific Corp.   188,500  16,635
Kimberly-Clark Corp.   761,500  38,170
Stone Container Corp.   455,000  6,256
  67,475
TOTAL BASIC INDUSTRIES   206,582
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.6%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  367,400 $ 8,588
Circuit City Stores, Inc. - CarMax Group  241,800  3,506
  12,094
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   195,200  17,910
TEXTILES & APPAREL - 1.0%
Liz Claiborne, Inc.   249,200  11,370
Reebok International Ltd.   308,200  12,636
Timberland Co. Class A (a)  384,500  22,541
  46,547
TOTAL DURABLES   76,551
ENERGY - 6.6%
ENERGY SERVICES - 4.0%
Dresser Industries, Inc.   382,100  13,087
Falcon Drilling, Inc. (a)  319,300  14,648
Halliburton Co.   694,500  53,737
Schlumberger Ltd.   706,800  84,197
Transocean Offshore, Inc.  102,900  7,100
Varco International, Inc. (a)  134,100  3,688
Western Atlas, Inc. (a)  282,700  19,153
  195,610
OIL & GAS - 2.6%
British Petroleum PLC ADR  148,379  21,496
Burlington Resources, Inc.   120,600  5,608
Chesapeake Energy Corp. (a)  921,300  13,013
EVI, Inc. (a)  118,200  4,447
Enron Oil & Gas Co.   61,500  1,315
Royal Dutch Petroleum Co. ADR  137,600  26,866
Tosco Corp.   610,600  19,921
Total SA:
Class B  239,600  21,946
 sponsored ADR  135,400  6,178
Union Pacific Resources Group, Inc.   94,000  2,714
Unocal Corp.   2,797  119
Vintage Petroleum, Inc.   154,600  5,257
  128,880
TOTAL ENERGY   324,490
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 9.1%
BANKS - 1.5%
Bank of New York Co., Inc.   674,200 $ 28,738
Citicorp  136,700  15,635
NationsBank Corp.   490,422  28,873
  73,246
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   900,004  62,551
Associates First Capital Corp.   153,700  7,262
Beneficial Corp.   202,900  13,036
Household International, Inc.   172,382  16,937
  99,786
FEDERAL SPONSORED CREDIT - 2.8%
Federal Home Loan Mortgage Corporation  1,446,400  47,731
Federal National Mortgage Association  1,394,900  60,853
Student Loan Marketing Association  220,000  26,757
  135,341
INSURANCE - 2.8%
Allmerica Financial Corp.   241,400  8,781
Allstate Corp.   401,579  29,566
AMBAC, Inc.   297,300  22,297
American International Group, Inc.   235,000  31,813
MBIA, Inc.   78,200  8,397
UNUM Corp.   432,300  34,206
  135,060
TOTAL FINANCE   443,433
HEALTH - 16.5%
DRUGS & PHARMACEUTICALS - 8.6%
American Home Products Corp.   790,200  60,253
Barr Laboratories, Inc.   4,300  115
Bristol-Myers Squibb Co.   1,405,400  103,121
Elan Corp. PLC ADR (a)  347,200  14,148
Genentech, Inc. (a)  278,100  16,304
Merck & Co., Inc.   1,496,100  134,462
Novartis sponsored ADR  368,800  25,078
Schering-Plough Corp.   446,100  40,484
SmithKline Beecham PLC ADR  328,700  28,761
  422,726
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 4.5%
Abbott Laboratories  715,830 $ 45,097
Boston Scientific Corp. (a)  497,500  26,554
Cardinal Health, Inc.   212,250  12,364
Johnson & Johnson  1,474,500  88,286
Medtronic, Inc.   216,500  16,021
St. Jude Medical, Inc. (a)  530,800  17,981
Sofamor/Danek Group, Inc. (a)  251,100  11,551
  217,854
MEDICAL FACILITIES MANAGEMENT - 3.4%
Carematrix Corp. (a)  158,800  3,017
Columbia/HCA Healthcare Corp.   749,005  27,432
Health Management Associates, Inc. Class A (a)  521,100  15,242
HEALTHSOUTH Rehabilitation Corp. (a)  1,452,600  33,228
Oxford Health Plans, Inc. (a)  429,400  30,273
PacifiCare Health Systems, Inc. Class B (a)  226,800  17,974
Tenet Healthcare Corp. (a)  570,700  15,694
United HealthCare Corp.   390,400  22,058
  164,918
TOTAL HEALTH   805,498
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   192,700  18,716
INDUSTRIAL MACHINERY & EQUIPMENT - 3.3%
ELECTRICAL EQUIPMENT - 2.9%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  12,100  275
Alcatel Alsthom Compagnie Generale d'Electricite SA  458,900  49,755
Emerson Electric Co.   63,800  3,445
General Electric Co.   808,600  48,819
Harris Corp.   223,600  19,817
Westinghouse Electric Corp.   889,700  18,017
  140,128
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.4%
USA Waste Services, Inc. (a)  555,400 $ 20,133
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   160,261
MEDIA & LEISURE - 5.6%
BROADCASTING - 0.1%
Clear Channel Communications, Inc. (a)  133,300  7,048
ENTERTAINMENT - 1.7%
Disney (Walt) Co.   1,039,900  85,143
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   186,800  8,359
Nintendo Co. Ltd. Ord.   42,500  3,326
  11,685
LODGING & GAMING - 1.9%
Circus Circus Enterprises, Inc. (a)  499,900  12,997
HFS, Inc. (a)  737,400  39,728
Mirage Resorts, Inc. (a)  1,052,100  25,119
Sun International Hotels Ltd. Ord. (a)  348,100  13,184
  91,028
PUBLISHING - 0.8%
New York Times Co. (The) Class A  316,400  14,574
Times Mirror Co. Class A  398,400  22,360
  36,934
RESTAURANTS - 0.9%
Landry's Seafood Restaurants, Inc. (a)  242,000  4,477
McDonald's Corp.   366,500  18,417
Starbucks Corp. (a)  597,400  18,818
  41,712
TOTAL MEDIA & LEISURE   273,550
NONDURABLES - 8.5%
BEVERAGES - 2.1%
Anheuser-Busch Companies, Inc.   306,700  13,150
PepsiCo, Inc.   2,460,600  90,427
  103,577
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 0.3%
Campbell Soup Co.   74,300 $ 3,418
Hershey Foods Corp.   218,800  12,280
  15,698
HOUSEHOLD PRODUCTS - 1.1%
Clorox Co.   81,400  10,277
Procter & Gamble Co.   322,400  44,451
  54,728
TOBACCO - 5.0%
Philip Morris Companies, Inc.   4,970,100  218,684
RJR Nabisco Holdings Corp.   718,900  23,274
  241,958
TOTAL NONDURABLES   415,961
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   325,000  8,229
Getchell Gold Corp. (a)  60,200  2,400
Newmont Mining Corp.   41,600  1,628
  12,257
RETAIL & WHOLESALE - 8.5%
APPAREL STORES - 1.1%
Just for Feet, Inc. (a)  677,300  13,292
Ross Stores, Inc.   508,600  14,304
TJX Companies, Inc.   401,300  19,263
Talbots, Inc.   197,900  5,195
  52,054
DRUG STORES - 1.0%
CVS Corp.   657,877  31,496
Rite Aid Corp.   381,800  17,754
  49,250
GENERAL MERCHANDISE STORES - 2.9%
Consolidated Stores Corp. (a)  393,100  15,036
Costco Companies, Inc. (a)  652,600  22,025
Wal-Mart Stores, Inc.   3,495,600  103,994
  141,055
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.1%
Safeway, Inc. (a)  156,100 $ 7,025
RETAIL & WHOLESALE, MISCELLANEOUS - 3.4%
Bed Bath & Beyond, Inc. (a)  327,500  9,293
Corporate Express, Inc. (a)  962,725  13,237
Home Depot, Inc. (The)  835,100  52,611
Lowe's Companies, Inc.   910,300  35,843
Officemax, Inc. (a)  387,775  5,380
Staples, Inc. (a)  369,087  8,120
Toys "R" Us, Inc. (a)  890,889  27,729
U.S. Office Products Co. (a)  137,400  3,402
Viking Office Products, Inc. (a)  523,400  9,879
  165,494
TOTAL RETAIL & WHOLESALE   414,878
SERVICES - 1.6%
ADVERTISING - 0.1%
Omnicom Group, Inc.   63,600  3,689
EDUCATIONAL SERVICES - 0.1%
Apollo Group, Inc. Class A (a)  189,500  6,704
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  246,800  8,453
Hollywood Entertainment Corp. (a)  135,800  2,733
  11,186
SERVICES - 1.2%
ADT Ltd. (a)  539,900  15,725
AccuStaff, Inc. (a)  776,000  18,624
Gartner Group, Inc. Class A (a)  638,700  18,602
Sitel Corp. (a)  279,000  4,604
  57,555
TOTAL SERVICES   79,134
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 20.5%
COMMUNICATIONS EQUIPMENT - 3.3%
ADC Telecommunications, Inc. (a)  620,500 $ 21,252
Ascend Communications, Inc. (a)  215,000  11,986
Aspect Telecommunications Corp. (a)  644,100  14,492
Cisco Systems, Inc. (a)  262,500  17,784
Lucent Technologies, Inc.   620,600  39,487
Nokia Corp. AB sponsored ADR  348,100  22,974
Tellabs, Inc. (a)  450,900  22,658
3Com Corp. (a)  266,800  12,940
  163,573
COMPUTER SERVICES & SOFTWARE - 9.0%
Broderbund Software, Inc. (a)  564,400  14,181
CUC International, Inc. (a)  1,148,275  26,410
Cadence Design Systems, Inc. (a)  488,450  16,241
CompUSA, Inc. (a)  1,626,000  37,804
Electronics for Imaging, Inc. (a)  271,800  10,838
Equifax, Inc.   322,500  10,078
Henry (Jack) & Associates, Inc.   66,000  1,477
Keane, Inc. (a)  310,800  17,521
McAfee Associates, Inc. (a)  435,000  28,628
Microsoft Corp. (a)  1,340,300  166,198
Oracle Systems Corp. (a)  829,825  38,691
Parametric Technology Corp. (a)  355,200  15,940
PeopleSoft, Inc. (a)  622,600  32,220
Policy Management Systems Corp. (a)  43,500  2,066
Sabre Group Holdings, Inc. Class A (a)  284,500  7,930
SunGard Data Systems, Inc. (a)  192,100  8,164
Yahoo, Inc. (a)  157,800  5,089
  439,476
COMPUTERS & OFFICE EQUIPMENT - 3.3%
Adaptec, Inc. (a)  831,300  30,550
Compaq Computer Corp. (a)  508,500  55,045
Fore Systems, Inc. (a)  1,139,500  18,873
Ingram Micro, Inc. Class A (a)  126,600  3,023
International Business Machines Corp.   74,800  6,470
Pitney Bowes, Inc.   284,100  19,958
Quantum Corp. (a)  216,200  8,405
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
SCI Systems, Inc. (a)  76,100 $ 4,946
Tech Data Corp. (a)  437,900  12,973
  160,243
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc.   96,600  6,303
Novellus Systems, Inc. (a)  25,700  2,104
Waters Corp. (a)  163,600  5,276
  13,683
ELECTRONICS - 4.6%
Altera Corp. (a)  297,500  15,768
Intel Corp.   277,400  42,026
Linear Technology Corp.   291,600  14,616
Maxim Integrated Products, Inc. (a)  213,600  11,481
Micron Technology, Inc.   604,200  25,679
Motorola, Inc.   41,500  2,755
Sanmina Corp. (a)  382,400  22,155
Solectron Corp. (a)  106,500  6,656
Texas Instruments, Inc.   590,800  53,099
Uniphase Corp. (a)  257,400  13,513
Xilinx, Inc. (a)  326,400  17,503
  225,251
TOTAL TECHNOLOGY   1,002,226
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
Wisconsin Central Transportation Corp. (a)  656,900  23,731
TRUCKING & FREIGHT - 0.0%
Hunt (J.B.) Transport Services, Inc.   50,400  768
TOTAL TRANSPORTATION   24,499
UTILITIES - 4.7%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  1,340,035  37,353
Vanguard Cellular Systems, Inc. Class A (a)  424,500  5,572
  42,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 3.8%
Cincinnati Bell, Inc.   251,700 $ 15,480
LCI International, Inc. (a)  459,100  11,133
MCI Communications Corp.   638,700  24,510
SBC Communications, Inc.   271,600  15,888
Sprint Corp.   691,700  33,807
WorldCom, Inc. (a)  2,938,580  87,055
  187,873
TOTAL UTILITIES   230,798
TOTAL COMMON STOCKS
(Cost $3,723,388)   4,675,770
CASH EQUIVALENTS - 4.4%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97  $ 215,815  215,749

TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,939,137)  $ 4,891,519
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,941,707,000. Net unrealized appreciation aggregated $949,812,000, of which $1,030,198,000 related to appreciated investment securities and $80,386,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                              $ 4,891,519
AGREEMENTS OF $215,749) (COST $3,939,137) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                   1

RECEIVABLE FOR INVESTMENTS SOLD                                                        125,479

RECEIVABLE FOR FUND SHARES SOLD                                                        7,655

DIVIDENDS RECEIVABLE                                                                   3,480

OTHER RECEIVABLES                                                                      171

PREPAID EXPENSES                                                                       15

 TOTAL ASSETS                                                                          5,028,320

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                          $ 66,881

PAYABLE FOR FUND SHARES REDEEMED                                            9,474

ACCRUED MANAGEMENT FEE                                                      2,408

DISTRIBUTION FEES PAYABLE                                                   1,562

OTHER PAYABLES AND ACCRUED EXPENSES                                         785

 TOTAL LIABILITIES                                                                     81,110

NET ASSETS                                                                            $ 4,947,210

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                       $ 3,602,580

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                       (247)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                  392,494
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                              952,383
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                            $ 4,947,210


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                             $45.95
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($13,170 (DIVIDED BY) 286.6 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.75 OF $45.95)                            $48.50

CLASS T:                                                                          $46.21
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,801,250 (DIVIDED BY) 82,256 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $46.21)                            $47.89

CLASS B:                                                                          $45.84
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($26,147 (DIVIDED BY) 570.4 SHARES) A

INSTITUTIONAL CLASS:                                                              $46.87
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,106,643 (DIVIDED BY) 23,610 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 21,710
DIVIDENDS

INTEREST                                                                        6,386

 TOTAL INCOME                                                                   28,096

EXPENSES

MANAGEMENT FEE                                                    $ 14,349

TRANSFER AGENT FEES                                                4,186

DISTRIBUTION FEES                                                  8,994

ACCOUNTING FEES AND EXPENSES                                       405

NON-INTERESTED TRUSTEES' COMPENSATION                              20

CUSTODIAN FEES AND EXPENSES                                        63

REGISTRATION FEES                                                  134

AUDIT                                                              33

LEGAL                                                              20

MISCELLANEOUS                                                      118

 TOTAL EXPENSES BEFORE REDUCTIONS                                  28,322

 EXPENSE REDUCTIONS                                                (653)        27,669

NET INVESTMENT INCOME                                                           427

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             404,520

 FOREIGN CURRENCY TRANSACTIONS                                     (1)          404,519

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             (105,317)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                      2            (105,315)

NET GAIN (LOSS)                                                                 299,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 299,631
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          MAY 31, 1997       NOVEMBER 30,
                                                          (UNAUDITED)        1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 427              $ 26,314
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  404,519            155,834

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      (105,315)          529,932

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           299,631            712,080
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (24,273)           (5,736)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (133,428)          (154,511)

 TOTAL DISTRIBUTIONS                                       (157,701)          (160,247)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (59,642)           1,470,586

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  82,288             2,022,419

NET ASSETS

 BEGINNING OF PERIOD                                       4,864,922          2,842,503

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION OF    $ 4,947,210        $ 4,864,922
NET INVESTMENT INCOME OF $(247) AND $26,034,
RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS ENDED   YEAR ENDED
      MAY 31, 1997       NOVEMBER 30,
      (UNAUDITED)        1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 44.80       $ 39.47

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) E                                      (.01)         .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.75          5.29

 TOTAL FROM INVESTMENT OPERATIONS                                    2.74          5.33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.36)         -

 FROM NET REALIZED GAIN                                              (1.23)        -

 TOTAL DISTRIBUTIONS                                                 (1.59)        -

NET ASSET VALUE, END OF PERIOD                                      $ 45.95       $ 44.80

TOTAL RETURN B, C                                                    6.43%         13.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 13          $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.52% A, G    1.52% A, D,
                                                                                  G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.49% A, H    1.50% A, H

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.32)% A      .38% A

PORTFOLIO TURNOVER                                                   139% A        76%

AVERAGE COMMISSION RATE I                                           $ .0425       $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

      SIX MONTHS ENDED   YEARS ENDED NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)        1996                       1995   1994 F   1993   1992 E



SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 44.81      $ 39.83     $ 28.52   $ 29.50   $ 26.33    $ 23.78
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                 (.01) D      .22 D       .06       .08       (.07) D    .01
 INCOME (LOSS)

 NET REALIZED AND               2.81         6.90        11.54     .39       3.82       2.54
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          2.80         7.12        11.60     .47       3.75       2.55
 OPERATIONS

LESS DISTRIBUTIONS              (.17)        (.03) G     (.08)     -         (.08)      -
FROM NET INVESTMENT
 INCOME

 FROM NET REALIZED GAIN         (1.23)       (2.11) G    (.16)     (1.45)    (.50)      -

 IN EXCESS OF NET               -            -           (.05)     -         -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            (1.40)       (2.14)      (.29)     (1.45)    (.58)      -

NET ASSET VALUE, END           $ 46.21      $ 44.81     $ 39.83   $ 28.52   $ 29.50    $ 26.33
OF PERIOD

TOTAL RETURN B, C               6.53%        19.00%      41.11%    1.58%     14.52%     10.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 3,801      $ 3,537     $ 2,051   $ 874     $ 378      $ 23
(IN MILLIONS)

RATIO OF EXPENSES TO            1.33% A      1.36%       1.55%     1.71%     1.85%      1.47%
AVERAGE NET ASSETS                                                                     A

RATIO OF EXPENSES TO            1.30% A,     1.34%       1.54%     1.70%     1.84%      1.47%
AVERAGE NET ASSETS AFTER       H            H           H         H         H          A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         (.12)% A     .54%        .21%      .15%      (.24)%     .25%
INCOME (LOSS) TO                                                                       A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER              139% A       76%         97%       137%      160%       240%

AVERAGE COMMISSION RATE I      $ .0425      $ .0414



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T
SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE
MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK
TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS ENDED
      MAY 31, 1997 E

      (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 41.81

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                      (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             4.08

 TOTAL FROM INVESTMENT OPERATIONS                                    4.06

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                              (.03)

NET ASSET VALUE, END OF PERIOD                                      $ 45.84

TOTAL RETURN B, C                                                    9.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 26

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.17% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.13% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.99)% A

PORTFOLIO TURNOVER                                                   139% A

AVERAGE COMMISSION RATE G                                           $ .0425

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO MAY 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS ENDED   YEARS ENDED NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)        1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 45.52     $ 40.39     $ 28.90   $ 29.74   $ 26.37   $ 24.28
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME          .03 D       .45 D       .28       .30       .19 D     .17

 NET REALIZED AND               2.92        7.00        11.69     .42       3.78      4.55
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          2.95        7.45        11.97     .72       3.97      4.72
 OPERATIONS

LESS DISTRIBUTIONS              (.37)       (.21) F     (.27)     (.11)     (.10)     (.03)
FROM NET INVESTMENT
 INCOME

 FROM NET REALIZED GAIN         (1.23)      (2.11) F    (.16)     (1.45)    (.50)     (2.60)

 IN EXCESS OF NET               -           -           (.05)     -         -         -
 REALIZED GAINS

 TOTAL DISTRIBUTIONS            (1.60)      (2.32)      (.48)     (1.56)    (.60)     (2.63)

NET ASSET VALUE, END           $ 46.87     $ 45.52     $ 40.39   $ 28.90   $ 29.74   $ 26.37
OF PERIOD

TOTAL RETURN B, C               6.81%       19.68%      42.15%    2.46%     15.36%    21.14%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 1,107     $ 1,324     $ 791     $ 410     $ 296     $ 179
(IN MILLIONS)

RATIO OF EXPENSES TO            .78% A      .79%        .83%      .86%      .95%      .98%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .75% A,     .77% G      .83%      .84%      .94%      .98%
AVERAGE NET ASSETS AFTER       G                                 G         G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         .44% A      1.11%       .92%      1.00%     .66%      .73%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER              139% A      76%         97%       137%      160%      240%

AVERAGE COMMISSION             $ .0425     $ .0414
RATE H


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B, and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,126,639,000 and $3,142,861,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .61% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 10,000      $ 10,000

CLASS T
           8,934,000     8,934,000

CLASS B
           50,000        13,000

           $ 8,994,000   $ 8,957,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 245,000     $ 188,000

CLASS T
           1,577,000     1,141,000

CLASS B     16,000
                         0*

           $ 1,838,000   $ 1,329,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 13,000      .31% ***

CLASS T **              FIIOC *                  .19% ***
                                   3,324,000

CLASS B                 FIIOC *                  .27% ***
                                   14,000

INSTITUTIONAL CLASS     FIIOC *                  .14% ***
                                   835,000

                                   $ 4,186,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC),AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $992,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $4,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $605,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were
5. EXPENSE REDUCTIONS - CONTINUED
reduced by $5,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

CLASS T                $ 16,000

INSTITUTIONAL CLASS     23,000

                       $ 39,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS ENDED   YEAR ENDED
                              MAY 31,            NOVEMBER 30,
                              1997 B             1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 44,000           $ -

FROM NET REALIZED GAIN
                              155,000            -

TOTAL                         $ 199,000          $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 13,447,000       $ 2,317,000

FROM NET REALIZED GAIN
                              97,418,000         112,907,000

TOTAL                         $ 110,865,000      $ 115,224,000

CLASS B

FROM NET REALIZED GAIN        $ 242              $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 10,782,000       $ 3,419,000

FROM NET REALIZED GAIN
                              35,855,000         41,604,000

TOTAL                         $ 46,637,000       $ 45,023,000

                              $ 157,701,242      $ 160,247,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                             DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                 MAY 31,             NOVEMBER 30,   MAY 31,             NOVEMBER 30,

                                 1997 B              1996 A         1997 B              1996 A



CLASS A                                                             $ 9,403             $ 4,269
SHARES SOLD                      217                 100

REINVESTMENT OF DISTRIBUTIONS
                                 5                   -              193                 -

SHARES REDEEMED                   (34)                (1)            (1,456)             (67)

NET INCREASE (DECREASE)           188                 99            $ 8,140             $ 4,202

CLASS T                                                             $ 661,979           $ 1,801,024
SHARES SOLD                      15,228              45,074

REINVESTMENT OF DISTRIBUTIONS
                                 2,444               2,864          103,687             106,705

SHARES REDEEMED                   (14,342)            (20,513)       (619,488)           (824,097)

NET INCREASE (DECREASE)           3,330               27,425        $ 146,178           $ 1,083,632

CLASS B                                                             $ 26,530            $ -
SHARES SOLD                      612                 -

SHARES REDEEMED                   (42)                -              (1,800)             -

NET INCREASE (DECREASE)           570                 -             $ 24,730            $ -

INSTITUTIONAL CLASS                                                 $ 224,901           $ 763,651
SHARES SOLD                      5,093               18,894

REINVESTMENT OF DISTRIBUTIONS
                                 748                 847            32,099              31,892

SHARES REDEEMED                   (11,309)            (10,250)       (495,690)           (412,791)

NET INCREASE (DECREASE)           (5,468)             9,491         $ (238,690)         $ 382,752


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 17,000

CLASS T
                       77,000

CLASS B
                       13,000

INSTITUTIONAL CLASS
                       27,000

                       $ 134,000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)